FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value of loans and financing (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 74,513,754	R$ 79,243,200
Foreign | Bonds | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	Secondary Market
Foreign | Bonds | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 41,994,147	43,703,482
Foreign | Export credits ("export payment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	LIBOR
Foreign | Export credits ("export payment") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 19,097,350	20,546,778
Domestic (Brazil) | BNDES | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | BNDES | TJLP | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 384,510	1,399,177
Domestic (Brazil) | BNDES | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | BNDES | TLP | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 564,989	647,235
Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | BNDES | Fixed | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 60,143	76,732
Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | BNDES | SELIC | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 574,915	960,215
Domestic (Brazil) | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | BNDES | Currency basket | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 24,977	27,239
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1/IPCA
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 3,284,039	3,286,792
Domestic (Brazil) | Debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | Debentures | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 5,570,538	5,498,793
Domestic (Brazil) | NCE ("Export credit note")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | NCE ("Export credit note") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 1,330,402	1,322,813
Domestic (Brazil) | NCR ("Rural Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | NCR ("Rural Credit Notes") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 285,282	283,702
Domestic (Brazil) | Export credits ("export payment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1
Domestic (Brazil) | Export credits ("export payment") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 1,342,462	R$ 1,490,242